Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		$ 21,773,000	$ 7,993,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.89%	4.58%	4.88%
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 15,000,000	$ 0
Expected long-term rate of return on plan assets		7.00%
Accumulated benefit obligation for the pension plan		$ 116,000,000	$ 97,200,000
Common share purchased under pension plan, shares					115,800
Common share purchased under pension plan, value					$ 7,000,000
Common share purchased under pension plan, value per share					$ 60.45
Fair value, pension plan common shares held, shares		115,800	115,800
Fair value of common shares held by pension plan		$ 12,000,000	$ 13,900,000
Fair value of common shares held by pension plan, per share		$ 104.00	$ 119.66
Estimated net actuarial (loss) expected to be recognized in the next fiscal year		$ 1,361,000
Expected long-term return on plan assets		7.00%	7.25%	7.25%
Market value of pension plan assets		$ 195,700,000	$ 167,000,000
Equity investments		3,500,000	3,500,000
Defined Contribution Plan, Cost		1,300,000	1,300,000	$ 1,200,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year		0
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense		1,700,000	1,500,000	$ 1,100,000
Accrued benefit cost		9,900,000	8,800,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments		169,600,000	145,900,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments		26,100,000	21,100,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Equity investments		0	$ 0
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Market value of pension plan assets		$ 12,200,000